Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance		$ 11,885	$ 13,834
Return of capital	$ 2,000
Shares issued under DRIP		21	27
Stock compensation plans		50	13
Balance		11,064	11,885
Stated capital [member]
Disclosure of classes of share capital [line items]
Balance		3,754	3,703
Return of capital		(2,107)
Shares issued under DRIP		21	27
Stock compensation plans		142	168
Balance		1,791	3,754
Contributed surplus [member]
Disclosure of classes of share capital [line items]
Balance		1,534	1,683
Return of capital		60
Stock compensation plans		(90)	(149)
Balance		1,504	1,534
Total capital [member]
Disclosure of classes of share capital [line items]
Balance		5,398	5,496
Return of capital		(2,047)
Shares issued under DRIP		21	27
Stock compensation plans		52	19
Balance		3,405	5,398
Repurchases of common shares [member] | Stated capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares		(19)	(144)
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares		(19)	$ (144)
Number of common shares [member]
Disclosure of classes of share capital [line items]
Return of capital		$ 2,047
Beginning balance, number of shares		476,059,110	486,092,864
Return of capital, Number of Common Shares		(15,781,853)
Shares issued under DRIP, number of shares		162,457	263,730
Stock compensation plans, number of shares		1,147,749	1,575,342
Beginning balance, number of shares		452,962,832	476,059,110
Number of common shares [member] | Contributed surplus [member]
Disclosure of classes of share capital [line items]
Return of capital		$ (60)
Number of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Return of capital		$ 2,047
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares, number of shares		(8,624,631)	(11,872,826)
Series ii cumulative redeemable preference share capital [member]
Disclosure of classes of share capital [line items]
Balance		$ 110	$ 110
Balance		$ 110	$ 110